SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE COMPUTATION (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net income (loss)	$ (20,066)	¥ (146,480)	¥ 110,499	¥ (180,438)
Accretion of Redeemable Convertible Preferred Shares | ¥		(113,658)	(146,341)	(139,576)
Net loss attributable to ordinary shareholders	$ (35,637)	¥ (260,138)	¥ (35,842)	¥ (320,014)
Denominator for basic net loss per share calculation	103,695,655	103,695,655	72,000,000	72,000,000
Denominator for diluted net loss per share calculation	103,695,655	103,695,655	72,000,000	72,000,000
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Denominator for basic net loss per share calculation	58,117,877	58,117,877	26,422,222	26,422,222
Denominator for diluted net loss per share calculation	58,117,877	58,117,877	26,422,222	26,422,222
Net loss per ordinary share - Basic | (per share)	$ (0.34)	¥ (2.51)	¥ (0.50)	¥ (4.44)
Net loss per ordinary share - Diluted | (per share)	$ (0.34)	¥ (2.51)	¥ (0.50)	¥ (4.44)
Common Class B [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Denominator for basic net loss per share calculation	45,577,778	45,577,778	45,577,778	45,577,778
Denominator for diluted net loss per share calculation	45,577,778	45,577,778	45,577,778	45,577,778
Net loss per ordinary share - Basic | (per share)	$ (0.34)	¥ (2.51)	¥ (0.50)	¥ (4.44)
Net loss per ordinary share - Diluted | (per share)	$ (0.34)	¥ (2.51)	¥ (0.50)	¥ (4.44)